Average Annual Total Returns		4 Months Ended	11 Months Ended	12 Months Ended	26 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Innovator Equity Managed Floor ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent				13.31%	17.21%
Performance Inception Date	Nov. 08, 2022
Innovator Equity Managed Floor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent				13.21%	17.03%
Innovator Equity Managed Floor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				7.94%	13.57%
Innovator Nasdaq-100 Managed Floor ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			17.61%	17.14%
Performance Inception Date	Jan. 24, 2024
Innovator Nasdaq-100 Managed Floor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			17.60%	17.13%
Innovator Nasdaq-100 Managed Floor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			13.65%	10.15%
Innovator U.S. Small Cap Managed Floor ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.32%		11.83%
Performance Inception Date	Sep. 16, 2024
Innovator U.S. Small Cap Managed Floor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.11%		11.65%
Innovator U.S. Small Cap Managed Floor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.62%		7.12%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				17.88%	22.07%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				16.39%	20.30%
Solactive GBS United States 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive GBS United States 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				18.06%	22.62%
Nasdaq-100® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Nasdaq-100® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			21.77%	21.02%
Nasdaq-100® Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Nasdaq-100® Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			20.84%	20.17%
Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.72%		12.81%
Russell 2000 Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		10.21%		11.29%
Solactive United States 2000 Index TR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive United States 2000 Index TR (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.54%		11.14%